Debt - Narrative (Details) - USD ($)					1 Months Ended				4 Months Ended
	Aug. 08, 2023	Jul. 27, 2023	Feb. 28, 2022	Feb. 23, 2022	Mar. 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Oct. 31, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total debt				$ 951,000,000						$ 355,000,000	$ 518,000,000
Total principal debt										340,000,000	496,000,000
Super senior secured credit facility
Debt Instrument [Line Items]
Debt instrument, debt default, percentage				3.00%
Make-whole premium payable period				3 years
Exit fee										9,000,000
Super senior secured credit facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				7.00%
Second lien facility | Subsequent event
Debt Instrument [Line Items]
Payment for debt extinguishment or debt prepayment cost	$ 123,000,000
First lien facility | Subsequent event
Debt Instrument [Line Items]
Payment for debt extinguishment or debt prepayment cost	187,000,000
Payment for debt extinguishment, make-whole payment	$ 10,000,000
Line of Credit | Super senior secured credit facility | Secured debt:
Debt Instrument [Line Items]
Total debt				$ 175,000,000
Line of Credit | Super senior secured credit facility | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt				125,000,000
Line of credit facility, unused capacity, commitment fee percentage									2.80%
Unsecured bond: | Unsecured senior convertible bond
Debt Instrument [Line Items]
Total debt				$ 50,000,000
Basis spread on variable rate (as a percent)				6.00%
Unsecured bond: | Unsecured senior convertible bond | Three month US LIBOR
Debt Instrument [Line Items]
Long-term debt, floating rate, duration									3 months
Secured debt:
Debt Instrument [Line Items]
Total principal debt										290,000,000	446,000,000
Secured debt: | Super senior secured credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 300,000,000
Secured debt: | Pari Passu Facility
Debt Instrument [Line Items]
Total principal debt				50,000,000
Secured debt: | Second lien facility
Debt Instrument [Line Items]
Total debt				$ 683,000,000
Basis spread on variable rate (as a percent)				12.50%
Total principal debt										115,000,000	271,000,000
Debt instrument, debt default, percentage				5.00%
Exit fee					$ 2,000,000	$ 6,000,000	$ 13,000,000	$ 10,000,000		$ 6,000,000	$ 13,000,000
Payment for debt extinguishment or debt prepayment cost					$ 40,000,000	$ 110,000,000	$ 250,000,000	$ 192,000,000
Secured debt: | Second lien facility | Subsequent event
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	8.375%
Debt instrument, face amount	$ 75,000,000
Secured debt: | Second lien facility | Subsequent event | Seadrill Finance
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		8.375%
Debt instrument, face amount		$ 500,000,000
Secured debt: | Second lien facility | Cash
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				5.00%
Secured debt: | Second lien facility | Pay-If-You-Can
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				7.50%
Convertible debt | Hermen convertible bond
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued			52.6316
Derivative notional amount			$ 1,000
Debt instrument, face amount			$ 50,000,000